Fair Value Measurements - Summary of Fair Value Measurement of Investment (Detail) - Valued using models (without observable inputs) [member] $ in Millions	3 Months Ended
	Jan. 31, 2024 CAD ($)
Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 4,319
Corporate equity [member] | Bottom of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	5	[1]
Corporate equity [member] | Top of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	23	[1]
Other assets - other [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 1,368
Other assets - other [member] | Bottom of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows prepayment rate range of input values	3.00%	[1]
Other assets - other [member] | Top of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows prepayment rate range of input values	7.00%	[1]
NHA MBS US agency MBS and CMO [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets	$ 814
NHA MBS US agency MBS and CMO [member] | Bottom of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows and Prepayment rate changes in percentage	3.00%	[1]
Comparability adjustment	0.34	[1],[2]
NHA MBS US agency MBS and CMO [member] | Top of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows and Prepayment rate changes in percentage	65.00%	[1]
Comparability adjustment	0.91	[1],[2]

[1]	The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.
[2]	Range of input values represents price per security adjustment (Canadian $).